H2 Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Earnings Per Share

Earnings per share

	2018	2017 1)	2016 1)
Basic
Net income (loss) attributable to stockholders of the Parent Company (SEK million)	–6,530	–32,576	833
Average number of shares outstanding, basic (millions)	3,291	3,277	3,263
Earnings (loss) per share, basic (SEK)	–1.98	–9.94	0.26
Diluted
Net income (loss) attributable to stockholders of the Parent Company (SEK million)	–6,530	–32,576	833
Average number of shares outstanding, basic (millions)	3,291	3,277	3,263
Dilutive effect for stock purchase (millions)	—	—	40
Average number of shares outstanding, diluted (millions)	3,291	3,277	3,303
Earnings (loss) per share, diluted (SEK)	–1.98	–9.94	0.25

1)	2017 and 2016 are restated due to implementation of IFRS 15 “Revenue from Contracts with Customers,” for more information see Note A3, “Changes in accounting policies.”